CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents		$ 1,201	$ 7
Restricted cash		6
Marketable securities		606
Other accounts receivable and prepaid expenses		109	78
Total current assets		1,922	85
NON-CURRENT ASSETS:
Deferred private placement costs			90
Property and equipment, net		267	61
Total non-current assets		267	151
TOTAL ASSETS		2,189	236
CURRENT LIABILITIES:
Bank loan			39
Trade payables		669	528
Other accounts payable		694	1,093
Loans from related parties and others	[1]	33	379
Total current liabilities		1,396	2,039
NON-CURRENT LIABILITIES:
Liability related to warrants		9,172
Convertible notes			2,895
TOTAL LIABILITIES		10,568	4,934
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' DEFICIENCY:
Common Stock, $0.0001 par value per share - 100,000,000 and 11,665,085 shares authorized at December 31, 2017 and 2016, respectively; 6,097,254 and 2,207,449 shares issued and outstanding at December 31, 2017 and 2016 respectively.		1	1
Preferred Stock, $0.0001 par value per share - 10,000,000 shares authorized at December 31, 2017 and December 31, 2016; 0 issued and outstanding shares at December 31, 2017 and December 31, 2016
Accumulated other comprehensive income		2
Treasury shares		(25)
Additional paid-in capital		23,260	8,874
Deficit accumulated		(31,617)	(13,573)
Total stockholders' equity (deficit)		(8,379)	(4,698)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)		$ 2,189	$ 236

[1]	On February 10, 2014, AIT signed a loan agreement with one of its stockholders for a total amount of $22. The loan bears an interest of 4% per annum. In 2016 and 2017, AIT entered into loan agreement with existing stockholders pursuant to which AIT received the amounts of $340 and $57 (the "Stockholder Loans"), respectively, which bears an interest rate of 16% per annum and shall be fully repaid in 12 months from the date each was funded. In the event of full payment of the Stockholder Loans at any time within 90 days of the funding, a minimum interest rate of 4% of the Stockholder Loans shall be paid along with the principal. For the years ended December 31, 2017 and 2016, AIT recorded expenses regarding all aforesaid loans in the amount of $13 and $10, respectively. On January 13, 2017, upon the closing of the Merger (see also Note 1b), the holdings of certain of the above stockholders were diluted, and they are no longer considered related parties as of December 31, 2017.